Note 7 - Goodwill and Intangible Assets - Estimated Aggregate Future Amortization Expense for Core Deposit Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2023	$ 296
2024	281
2025	264
Total	1,724	$ 2,056
Core Deposits [Member]
2021	321
2022	309
Thereafter	$ 253